IVY FUNDS VARIABLE INSURANCE PORTFOLIOS

6300 LAMAR AVENUE

P. O. BOX 29217

SHAWNEE MISSION, KANSAS 66201-9217

April 30, 2010

Securities and Exchange Commission

100 F Street NE

Washington DC 20549

Re:	Ivy Funds Variable Insurance Portfolios (Registrant)
File Nos. 811-5017 and 33-11466/CIK #810016

We are hereby transmitting for filing through EDGAR Post-Effective Amendment No. 51 (Amendment) to the Registration Statement under the Securities Act of 1933 and Amendment No. 51 of the Investment Company Act of 1940 for the above-referenced Registrant. This transmission contains a conformed signature page, a conformed opinion of counsel and the conformed consent of the Registrant’s independent registered public accounting firm. The manually signed originals of these documents are maintained at the offices of the Registrant.

This filing is being made pursuant to paragraph (b) of Rule 485 for the purpose of complying with the recently adopted “summary prospectus” rule and amendments to Form N-1A. The Amendment reflects changes which are responsive to comments received by the Registrant from its SEC examiner on April 7, 2010. It is proposed that this filing will become effective on April 30, 2010.

If you have any questions or comments concerning the foregoing, please contact me at 913-236-1923.

Very truly yours,

/s/ Kristen A. Richards
Kristen A. Richards
Vice President, Associate General Counsel and Assistant Secretary